Deferred income tax - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Translation differences and inflation adjustment	$ 2,563	$ (4,423)
Provisions and allowances
Deferred tax assets
Balances at January 1	15,906	6,183
Increase/(decrease) of deferred tax assets for the year	10,868	9,934
Translation differences and inflation adjustment	(2,607)	(211)
Balances at December 31	24,167	15,906
Tax loss carry forwards
Deferred tax assets
Balances at January 1	164,282	170,341
Increase/(decrease) of deferred tax assets for the year	(3,920)	766
Translation differences and inflation adjustment	(39,738)	(6,825)
Balances at December 31	120,624	164,282
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	1,681	2,006
Increase/(decrease) of deferred tax assets for the year	(417)	(343)
Translation differences and inflation adjustment	(112)	18
Balances at December 31	1,152	1,681
Other
Deferred tax assets
Balances at January 1	8,967	11,455
Increase/(decrease) of deferred tax assets for the year	3,289	(2,280)
Translation differences and inflation adjustment	(1,693)	(208)
Balances at December 31	10,563	8,967
Deferred tax assets
Deferred tax assets
Balances at January 1	190,836	189,985
Increase/(decrease) of deferred tax assets for the year	9,820	8,077
Translation differences and inflation adjustment	(44,150)	(7,226)
Balances at December 31	$ 156,506	$ 190,836